Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Beginning, balance	$ 119,381	$ 118,678	$ 93,042
Acquisition of subsidiaries (note 36)			25,752
Amortization for the year	(9)	(9)	(9)
Exchange realignment	(273)	712	(107)
Ending, balance	119,099	119,381	118,678
Archived images [Member]
Schedule of Intangible Assets [Line Items]
Beginning, balance	502	499	500
Acquisition of subsidiaries (note 36)
Amortization for the year
Exchange realignment	(1)	3	(1)
Ending, balance	501	502	499
Brand names [Member]
Schedule of Intangible Assets [Line Items]
Beginning, balance	118,879	118,179	92,542
Acquisition of subsidiaries (note 36)			25,752
Amortization for the year	(9)	(9)	(9)
Exchange realignment	(272)	709	(106)
Ending, balance	$ 118,598	$ 118,879	$ 118,179